Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Short term investment		$ 3,247,349
Lease commitment, description		These lease agreements have lease terms expiring between end of June 2022 and July 2024 with a monthly rental of approximately $1,900, $8,600 and $3,900, respectively.
Right of use	$ 11,500
Rent expense	$ 11,500	$ 177,189	$ 179,552	$ 186,834
Incremental borrowing rate	4.75%
Weighted average remaining lease term		6 months
Weighted average discount rate		4.75%
Nanjing Jinwang [Member]
Commitments and Contingencies [Line Items]
Short term investment		$ 16,500,000